UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PERELLA WEINBERG PARTNERS CAPITAL MANAGEMENT LP
         -----------------------------------------------
Address: 767 Fifth Avenue
         -----------------------------
         New York, New York 10153
         -----------------------------

13F File Number: 28-12930
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ajay Mehra
       ------------------------------------------
Title: Managing Director/Chief Compliance Officer
       ------------------------------------------
Phone: 212-287-3365
       ------------------------------------------

Signature, Place, and Date of Signing:


      /s/ Ajay Mehra                 New York, NY          May 15, 2009
     ------------------------      --------------------    -----------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      28-
         ------------------    ------------------------------------------------
      [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                         --------------------------

Form 13F Information Table Entry Total:               89
                                         ---------------------------

Form 13F Information Table Value Total:         $383,516
                                         ---------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

            28-
      ----     ------------------------    ------------------------------------
      [Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                        TITLE OF                 VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                           CLASS      CUSIP      x($1000)    PRN AMT  PRN CALL DISCRETN MANAGERS  SOLE  SHARED   NONE
--------------                          -------     -----      --------    -------  --- ---- -------- --------- ----  ------   ----
AEROVIRONMENT INC COM STK            COMMON STOCK   008073108      389       18600  SH         SOLE              18600    0      0
AGRIA CORP                           SPONSORED ADR  00850H103      615      544030  SH         SOLE             544030    0      0
ALLIANT TECHSYSTEMS INC COM ST       COMMON STOCK   018804104      388        5800  SH         SOLE               5800    0      0
AMERICAN WATER WKS CO INC            COMMON STOCK   030420103     1464       76100  SH         SOLE              76100    0      0
AMERICREDIT CORP                     COMMON STOCK   03060R101       96      10,000  SH  PUT    SOLE              10000    0      0
ANDERSONS INC                        COMMON STOCK   034164103     3043      215235  SH         SOLE             215235    0      0
ARTESIAN RES CORP CL A COM STK       COMMON STOCK   043113208     3793      270530  SH         SOLE             270530    0      0
ASTRONICS CORP COM STK               COMMON STOCK   046433108      517       47027  SH         SOLE              47027    0      0
AXSYS TECHNOLOGIES I NC COM ST       COMMON STOCK   054615109      378        8990  SH         SOLE               8990    0      0
AXSYS TECHNOLOGIES I NC COM ST       COMMON STOCK   054615109      378        9000  SH  CALL   SOLE               9000    0      0
BAKER MICHAEL CORP COM STK           COMMON STOCK   057149106      915       35200  SH         SOLE              35200    0      0
BARNES GROUP INC COM STK             COMMON STOCK   067806109      144       13500  SH         SOLE              13500    0      0
BARRICK GOLD CORPORATION CMN         COMMON STOCK   067901108    12968     400,000  SH  CALL   SOLE             400000    0      0
BHP BILLITON LTD                     SPONSORED ADR  088606108     2899       65000  SH         SOLE              65000    0      0
CAPSTONE TURBINE COR P COM STK       COMMON STOCK   14067D102     1395     1938197  SH         SOLE            1938197    0      0
CASCAL N V                           COMMON STOCK   N1842P109     1397      444995  SH         SOLE             444995    0      0
CATERPILLAR INC DEL                  COMMON STOCK   149123101     1118      40,000  SH  CALL   SOLE              40000    0      0
CATERPILLAR INC DEL                  COMMON STOCK   149123101     2097       75000  SH         SOLE              75000    0      0
CF INDS HLDGS INC                    COMMON STOCK   125269100      676        9500  SH         SOLE               9500    0      0
CLEVELAND BIOLABS, INC CMN           COMMON STOCK   185860103        8       3,000  SH         SOLE               3000    0      0
COMPANHIA DE SANEAMENTO BASI         SPONSORED ADR  20441A102     1898       88880  SH         SOLE              88880    0      0
COMPANHIA VALE DO RIO DOCE           SPONSORED ADR  204412209     3990      300000  SH         SOLE             300000    0      0
DELTA AIR LINES INC DEL                 COM NEW     247361702     1689      300000  SH         SOLE             300000    0      0
DIGITAL RECORDERS IN C COM STK       COMMON STOCK   23330F109      163      175429  SH         SOLE             175429    0      0
DISCOVER FINL SVCS                   COMMON STOCK   254709108     2840      450000  SH         SOLE             450000    0      0
DRYSHIPS INC CMN                     COMMON STOCK   Y2109Q101     6617   1,300,000  SH  CALL   SOLE            1300000    0      0
DYNCORP INTERNATIONA L INC COM       COMMON STOCK   26817C101      421       31600  SH         SOLE              31600    0      0
EDISON INTL                          COMMON STOCK   281020107     2279       79100  SH         SOLE              79100    0      0
ENERGYSOLUTIONS INC                  DEPOSITARY SH  292756202     7096      820282  SH         SOLE             820282    0      0
FLOTEK INDS INC DEL                  COMMON STOCK   343389102      548      349146  SH         SOLE             349146    0      0
FREEPORT-MCMORAN COPPER
 & GOLD CMN                          COMMON STOCK   35671D857    15244     400,000  SH  CALL   SOLE             400000    0      0
FUELCELL ENERGY INC                  COMMON STOCK   35952H106     1435      597997  SH         SOLE             597997    0      0
GENERAL DYNAMICS COR P COM STK       COMMON STOCK   369550108      528       12700  SH         SOLE              12700    0      0
GENERAL ELECTRIC CO CMN              COMMON STOCK   369604103    10110   1,000,000  SH  CALL   SOLE            1000000    0      0
GHL ACQUISITION CORP                 COMMON STOCK   36172H108      236       25200  SH         SOLE              25200    0      0
GILAT SATELLITE NETWORKS LTD         COMMON STOCK   M51474118      595      176435  SH         SOLE             176435    0      0
GOODRICH CORP COM STK                COMMON STOCK   382388106     1533       40450  SH         SOLE              40450    0      0
HARRIS CORP DEL COM STK              COMMON STOCK   413875105     1323       45712  SH         SOLE              45712    0      0
HARRIS CORP DEL COM STK              COMMON STOCK   413875105     1331       46000  SH  PUT    SOLE              46000    0      0
HECKMANN CORP                      *W EXP 11/09/201 422680116      666      875842  SH         SOLE             875842    0      0
HEICO CORP NEW CL A COM STK          COMMON STOCK   422806208      903       43755  SH         SOLE              43755    0      0
HEXCEL CORPORATION COM STK           COMMON STOCK   428291108      200       30375  SH         SOLE              30375    0      0
HILL INTERNATIONAL INC               COMMON STOCK   431466101     2111      694381  SH         SOLE             694381    0      0
HUGHES COMMUNICATION S INC COM       COMMON STOCK   444398101     1052       87474  SH         SOLE              87474    0      0
I D SYS INC DEL COM STK              COMMON STOCK   449489103      140       34523  SH         SOLE              34523    0      0
ICX TECHNOLOGIES INC                 COMMON STOCK   44934T105      227       56111  SH         SOLE              56111    0      0
ISHARES TR IBOXX INV                     CPBD       464287242    18824      200000  SH         SOLE             200000    0      0
ITC HLDGS CORP                       COMMON STOCK   465685105     3010       69000  SH         SOLE              69000    0      0
ITRON INC                            COMMON STOCK   465741106      320        6767  SH         SOLE               6767    0      0
IVANHOE MINES LTD                    COMMON STOCK   46579N103     3087      500000  SH         SOLE             500000    0      0
IVANHOE MINES LTD                    COMMON STOCK   46579N103     6150   1,000,000  SH  CALL   SOLE            1000000    0      0
JA SOLAR HOLDINGS CO LTD             SPONSORED ADR  466090107      566      167900  SH         SOLE             167900    0      0
KAMAN CORP COM STK                   COMMON STOCK   483548103      193       15375  SH         SOLE              15375    0      0
KBR INC                              COMMON STOCK   48242W106     2850      206400  SH         SOLE             206400    0      0
LADISH INC COM STK                   COMMON STOCK   505754200      344       47412  SH         SOLE              47412    0      0
LDK SOLAR CO LTD ADR                 COMMON STOCK   50183L107      238       37500  SH  PUT    SOLE              37500    0      0
LIMCO-PIEDMONT INC                   COMMON STOCK   53261T109      321      139393  SH         SOLE             139393    0      0
LOCKHEED MARTIN CORP COM STK         COMMON STOCK   539830109     1840       26650  SH         SOLE              26650    0      0
LSB INDS INC                         COMMON STOCK   502160104     2779      281018  SH         SOLE             281018    0      0
MANTECH INTERNATIONA L CORP CL       COMMON STOCK   564563104      218        5200  SH         SOLE               5200    0      0
MCDERMOTT INTL INC                   COMMON STOCK   580037109     1796      134100  SH         SOLE             134100    0      0
MERCURY COMPUTER SYS INC COM         COMMON STOCK   589378108      465       84023  SH         SOLE              84023    0      0
MIDDLESEX WATER CO                   COMMON STOCK   596680108     4456      309458  SH         SOLE             309458    0      0
MYR GROUP INC DEL                    COMMON STOCK   55405W104       91        5970  SH         SOLE               5970    0      0
NAVIOS MARITIME ACQUIS CORP        *W EXP 06/25/201 Y62159119       45      235000  SH         SOLE             235000    0      0
NAVIOS MARITIME PARTNERS L P           UNIT LPI     Y62267102     1901     226,413  SH         SOLE             226413    0      0
NORTHROP GRUMMAN COR P COM STK       COMMON STOCK   666807102     2276       52150  SH         SOLE              52150    0      0
ORBITAL SCIENCES COR P COM STK       COMMON STOCK   685564106      156       13100  SH         SOLE              13100    0      0
ORMAT TECHNOLOGIES INC               COMMON STOCK   686688102     1895       68998  SH         SOLE              68998    0      0
PERINI CORP                          COMMON STOCK   713839108     1391      113060  SH         SOLE             113060    0      0
RAYTHEON COMPANY COM                 COMMON STOCK   755111507     1157       29700  SH         SOLE              29700    0      0
RAYTHEON COMPANY COM                 COMMON STOCK   755111507     1947       50000  SH  CALL   SOLE              50000    0      0
RRSAT GLOBAL COMM NTWRK LTD          COMMON STOCK   M8183P102      665       55389  SH         SOLE              55389    0      0
SOUTHWEST WTR CO                     COMMON STOCK   845331107     3128      727503  SH         SOLE             727503    0      0
STANDARD & POORS DEP RCPTS SPDR      COMMON STOCK   78462F103     7952     100,000  SH  CALL   SOLE             100000    0      0
STANDARD & POORS DEP RCPTS SPDR      COMMON STOCK   78462F103   178920   2,250,000  SH  PUT    SOLE            2250000    0      0
STAR BULK CARRIERS CORP            *W EXP 12/16/200 Y8162K113       14      283813  SH         SOLE             283813    0      0
STEEL DYNAMICS INC CMN               COMMON STOCK   858119100     4405     500,000  SH  CALL   SOLE             500000    0      0
TEEKAY LNG PARTNERS L P              PRTNRSP UNITS  Y8564M105     3028      180321  SH         SOLE             180321    0      0
TELEDYNE TECHNOLOGIE S INC COM       COMMON STOCK   879360105      684       25630  SH         SOLE              25630    0      0
THE FINANCIAL SELECT SECTOR
 SP*DR FUND MARKET INDEX             COMMON STOCK   81369Y605     8810   1,000,000  SH  PUT    SOLE            1000000    0      0
TRANSOCEAN LTD                       COMMON STOCK   H8817H100     3736       63500  SH         SOLE              63500    0      0
TRIUMPH GROUP INC NE W COM STK       COMMON STOCK   896818101      522       13660  SH         SOLE              13660    0      0
U.S. BANCORP CMN                     COMMON STOCK   902973304     7305     500,000  SH  PUT    SOLE             500000    0      0
UNITED TECHNOLOGIES CORP             COMMON STOCK   913017109      297        6900  SH         SOLE               6900    0      0
VIASAT INC COM STK                   COMMON STOCK   92552V100      554       26600  SH         SOLE              26600    0      0
WALTER INDS INC                      COMMON STOCK   93317Q105      457       20000  SH         SOLE              20000    0      0
WELLS FARGO & CO (NEW) CMN           COMMON STOCK   949746101     1424     100,000  SH  PUT    SOLE             100000    0      0
WESTPORT INNOVATIONS INC                COM NEW     960908309     3446      690632  SH         SOLE             690632    0      0